Commitments and Contingencies (Tables)	12 Months Ended
Apr. 30, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancelable office leases, hosting infrastructure commitments, and other commitments as of April 30, 2019 were as follows (in thousands):

Years Ending April 30,	Minimum Lease Payments	Hosting Infrastructure Commitments	Other Commitments	Total
2020	6,455	7,962	90	14,507
2021	5,494	21,000	-	26,494
2022	5,106	15,333	-	20,439
2023	5,217	-	-	5,217
2024	4,602	-	-	4,602
Thereafter	7,020	-	-	7,020
Total	$33,894	$44,295	$90	$78,279